SCHEDULE OF FAIR VALUE HIERARCHY ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Liabilities, current portion (Note 14)			¥ 37,903
Non-current warrants Liabilities (Note 14)			9,650	4,709
Short-term investments	¥ 412,031	127,514		¥ 2,501
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Liabilities, current portion (Note 14)			37,903
Non-current warrants Liabilities (Note 14)			9,650
Short-term investments	412,031	127,514
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Liabilities, current portion (Note 14)
Non-current warrants Liabilities (Note 14)
Short-term investments
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Liabilities, current portion (Note 14)
Non-current warrants Liabilities (Note 14)
Short-term investments
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Liabilities, current portion (Note 14)			37,903
Non-current warrants Liabilities (Note 14)			¥ 9,650
Short-term investments	¥ 412,031	¥ 127,514